Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Commitments and Contingencies
	Payments due by years
($000s)	Total	2026	2027-2028	2029-2030	2031-2032
2022 Secured Note - interest	124,993	20,071	40,143	40,143	24,636
2023 Secured Note - interest	83,329	13,381	26,762	26,762	16,424
Capital expenditure commitments	6,242	6,242	-	-	-
Mineral interests	7,441	865	1,723	1,723	3,130
Lease obligation	2,409	682	1,167	454	106
	224,414	41,241	69,795	69,082	44,296